10-Q ACQUISTITIONS AND INVESTMENTS - Comstock Innovations Corporation (Details) - USD ($)		3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 07, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenue of acquiree since acquisition date		$ 0
Deferred income tax expense (benefit)				$ (5,748,105)	$ 0
Plain Sight Innovations Corporation
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%	100.00%	100.00%	100.00%
Revenue of acquiree since acquisition date			$ 0
Deferred income tax expense (benefit)		$ 1,324,467		$ (1,303,969)
Plain Sight Innovations Corporation | Restricted Stock
Business Acquisition [Line Items]
Issuance of common stock (in shares)	8,500,000
Comstock shares of common stock issued	$ 14,952,806